Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

9. Income Taxes

At December 31, 2017, Trovagene had federal net operating loss carryforwards (NOLs) of approximately $130.5 million, which, if not used, expire beginning in 2020. Trovagene also has California NOLs of approximately $72.1 million that will begin to expire in 2029. Trovagene also has research and development tax credits available for federal and California purposes of approximately $2.0 million and $1.1 million, respectively. The federal research and development tax credits will begin to expire on January 31, 2025. The California research and development tax credits are not set to expire. The utilization of these NOLs and research and development tax credits is subject to limitations based on past and future changes in ownership of Trovagene pursuant to Section 382 (“Section 382”) of the Internal Revenue Code of 1986, as amended (the “Code”). The Company has determined that ownership changes have occurred for purposes of Section 382 and, therefore, the ability of the Company to utilize its NOLs is limited.

The provision for income taxes based on losses from continuing operations consists of the following at December 31 (in thousands):

	Years ended December 31,
	2017	2016
Current:
State	$1	$—

Total current provision	1	—
Deferred:
Federal	9,781	(14,035)
State	3,171	(2,443)
Foreign	—	(114)

Total deferred expense (benefit)	12,952	(16,592)
Valuation allowance	(12,953)	16,592

Total income tax provision	$—	$—

Significant components of the Company’s taxes and the rates as of December 31 are shown below (in thousands, except percentages):

	Years ended December 31,
	2017		2016
Tax computed at the federal statutory rate	$(8,591)	34%	$(13,206)	34%
State tax, net of federal tax benefit	(697)	3%	(2,286)	6%
Foreign tax	—	—%	(114)	—%
Permanent Items	(706)	3%	(114)	—%
Tax credits	(431)	2%	(1,276)	3%
Valuation allowance increase	(11,029)	43%	16,996	(43)%
Tax rate change	21,454	(85)%	—	—%

Provision for income taxes	$—	—%	$—	—%

The Tax Cuts and Jobs Act of 2017 (“TCJA”) was signed into law on December 22, 2017. The TCJA significantly revises the U.S. corporate income tax by, among other things, lowering the statutory corporate tax rate from 35% to 21%, eliminating certain deductions, imposing a mandatory one-time tax on accumulated earnings of foreign subsidiaries, introducing new tax regimes, and changing how foreign earnings are subject to U.S. tax. The TCJA also enhanced and extended through 2026 the option to claim accelerated depreciation deductions on qualified property. We have not completed our determination of the accounting implications of the TCJA on our tax accruals. However, we have reasonably estimated the effects of the TCJA and recorded in our financial statements as of December 31, 2017 the provisional amounts for the revaluation of our net deferred tax assets and liabilities resulting from the permanent reduction in the U.S. statutory corporate tax rate to 21% from 35%. The provision estimate results in $19.5 million of tax expense offset by an adjustment to the valuation allowance. As we complete our analysis of the TCJA, collect and prepare necessary data, and interpret any additional guidance issued by the U.S. Treasury Department, the IRS, and other standard-setting bodies, we may make adjustments to the provisional amounts. Those adjustments may materially impact our provision for income taxes in the period in which the adjustments are made.

Significant components of the Company’s deferred tax assets and liabilities from federal and state income taxes as of December 31 are shown below (in thousands):

	Years ended December 31,
	2017	2016
Deferred tax assets:
Tax loss carryforwards	$29,713	$41,502
Research and development credits and other tax credits	3,084	2,817
Stock-based compensation	3,565	4,658
Other	945	1,283

Total deferred tax assets	37,307	50,260
Valuation allowance	(37,307)	(50,260)

Net deferred tax asset	$—	$—

Trovagene records a valuation allowance against deferred tax assets to the extent that it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Due to the substantial doubt related to Trovagene’s ability to utilize its deferred tax assets, the Company recorded a valuation allowance against the deferred tax.

FASB ASC Topic 740-10-30-7, Accounting for Income Taxes had no effect on Trovagene’s financial position, cash flows or results of operations upon adoption, as Trovagene does not have any unrecognized tax benefits. Trovagene’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense, and none have been incurred to date.